Unit-Based Compensation - Schedule of Unit Grants Outstanding (Details) - Phantom Share Units (PSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Phantom Common Units
Beginning balance (in units)	1,821,773	2,014,288
Units granted (in units)	399,377	441,049
Units vested (in units)	552,145	525,608
Units forfeited (in units)	68,640	107,956
Ending balance (in units)	1,600,365	1,821,773
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per unit)	$ 34.29	$ 30.92
Units granted (in dollars per unit)	53.37	43.54
Units vested (in dollars per unit)	28.35	29.95
Units forfeited (in dollars per unit)	34.64	30.31
Ending balance (in dollars per unit)	$ 41.08	$ 34.29